Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 02, 2011
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000745463
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 07, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun. 07, 2011
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
Supplement [Text Block]	evmft745463_SupplementTextBlock	LOW DURATION, MULTI-STRATEGY ABSOLUTE RETURN AND STRATEGIC INCOME PROSPECTUS SUPPLEMENTS DTD 6-7-2011
Eaton Vance Low Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Fund [Text Block]	evmft745463_SupplementFundTextBlock	EATON VANCE LOW DURATION FUND Supplement to Prospectuses dated March 1, 2011
Supplement Investment Portfolio [Text Block]	evmft745463_SupplementInvestmentPortfolioTextBlock	1. Effective the date of this Supplement the name of Investment Portfolio has been changed to "Short-Term U.S. Government Portfolio".
Supplement Strategy [Text Block]	evmft745463_SupplementStrategyTextBlock	2. The following replaces the first bullet point of the second paragraph under "Principal Investment Strategies":
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Short-Term U.S. Government Portfolio will invest at least 80% of its net assets in securities issued, backed or otherwise guaranteed by the U.S. Government, or its agencies or instrumentalities under normal circumstances. The Portfolio’s dollar-weighted average duration will not exceed three years.

Eaton Vance Low Duration Fund | Eaton Vance Low Duration Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EALDX
Eaton Vance Low Duration Fund | Eaton Vance Low Duration Fund Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBLDX
Eaton Vance Low Duration Fund | Eaton Vance Low Duration Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECLDX
Eaton Vance Multi-Strategy Absolute Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Fund [Text Block]	evmft745463_SupplementFundTextBlock	EATON VANCE MULTI-STRATEGY ABSOLUTE RETURN FUND Supplement to Prospectus dated March 1, 2011
Supplement Investment Portfolio [Text Block]	evmft745463_SupplementInvestmentPortfolioTextBlock	1. Effective the date of this Supplement the name of Investment Portfolio has been changed to "Short-Term U.S. Government Portfolio" and the name of Multi-Sector Option Strategy Portfolio has been changed to "MSAR Completion Portfolio".
Supplement Strategy [Text Block]	evmft745463_SupplementStrategyTextBlock	2. The following replaces the first two paragraphs of "Principal Investment Strategies" under "Fund Summary" and the text following "Overview." under "Investment Objective & Principal Policies and Risks":
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by primarily allocating assets among other registered investment companies managed by Eaton Vance and its affiliates that invest in different asset classes (the "Portfolios"). The Fund’s portfolio managers, taking market and other factors into consideration, determine the percentage of the Fund’s assets in each Portfolio. Set forth below is an overview of the Fund’s investment practices, followed by a description of the characteristics and risks associated with the principal investments and strategies of the Fund as a result of its investment in the Portfolios or its direct investments.
Eaton Vance Multi-Strategy Absolute Return Fund | Eaton Vance Multi-Strategy Absolute Return Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EADDX
Eaton Vance Multi-Strategy Absolute Return Fund | Eaton Vance Multi-Strategy Absolute Return Fund Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBDDX
Eaton Vance Multi-Strategy Absolute Return Fund | Eaton Vance Multi-Strategy Absolute Return Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECDDX
Eaton Vance Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Fund [Text Block]	evmft745463_SupplementFundTextBlock	EATON VANCE STRATEGIC INCOME FUND Supplement to Prospectus dated March 1, 2011
Supplement Investment Portfolio [Text Block]	evmft745463_SupplementInvestmentPortfolioTextBlock	1. Effective the date of this Supplement the name of Investment Portfolio has been changed to "Short-Term U.S. Government Portfolio" and the name of Multi-Sector Option Strategy Portfolio has been changed to "MSAR Completion Portfolio".
Eaton Vance Strategic Income Fund | Eaton Vance Strategic Income Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETSIX
Eaton Vance Strategic Income Fund | Eaton Vance Strategic Income Fund Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVSGX
Eaton Vance Strategic Income Fund | Eaton Vance Strategic Income Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECSIX